Novartis Collaboration Agreement (Tables) (GEN-PROBE INCORPORATED [Member])	12 Months Ended
Dec. 31, 2011
GEN-PROBE INCORPORATED [Member]
Recognized Revenues Under Collaboration Agreement

During the years ended December 31, 2011, 2010 and 2009, the Company recognized revenues under this collaboration agreement in the following categories (in thousands):

	Years Ended December 31,
	2011	2010	2009
Product sales	$199,411	$203,140	$197,537
Collaborative research revenue	7,362	13,921	6,711
Royalty and license revenue	2,550	2,396	4,202

Total revenue from Novartis	$209,323	$219,457	$208,450